Leases (Details)	Dec. 31, 2024 AIRCRAFT engine	Dec. 31, 2023 AIRCRAFT engine
IfrsStatementLineItems [Line Items]
Number of aircraft leased	141	129
Number of spare engines leased | engine	18	20
A 319 Model 132 [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft leased	1	3
A 320 Model 233 [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft leased	40	39
A 320 Model 232 [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft leased	4	1
A 320neo Model 271n [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft leased	53	51
A 321 Model 231 [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft leased	10	10
A 321neo Model 271n [Member]
IfrsStatementLineItems [Line Items]
Number of aircraft leased	33	25
V 2500 Model V 2527m A 5 [Member]
IfrsStatementLineItems [Line Items]
Number of spare engines leased | engine	2	3
V 2500 Model V 2527e A 5 [Member]
IfrsStatementLineItems [Line Items]
Number of spare engines leased | engine	2	5
V 2500 Model V 2527 A 5 [Member]
IfrsStatementLineItems [Line Items]
Number of spare engines leased | engine	4	6
Pw 1100 Model Pw 1127g Jm Engine [Member]
IfrsStatementLineItems [Line Items]
Number of spare engines leased | engine	9	5
Pw 1100 Model Pw 1133g Jm Engine [Member]
IfrsStatementLineItems [Line Items]
Number of spare engines leased | engine	1	1